Income Taxes - Schedule Effective Income Tax Rate from Continuing Operation (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax expense computed at statutory rate			$ 33.8	$ 10.6	$ 6.8
State income taxes, net of federal income tax benefit			4.2	2.0	1.9
Non-deductible expenses			2.2	2.4	2.3
Tax credits			(0.3)	(0.1)	(0.1)
Provision to return			0.2
Change in uncertain tax positions			0.2	(0.4)	0.1
Change in valuation allowance for deferred tax assets			(0.2)	0.2
Other, net					0.1
Total income tax expense, net	$ 26.7	$ 16.8	$ 40.1	$ 14.7	$ 11.1